Cover	May 27, 2021	Mar. 11, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 27, 2021
Entity File Number	000-03134
Entity Registrant Name	PARK-OHIO HOLDINGS CORP.
Entity Incorporation, State or Country Code		OH
Entity Tax Identification Number		34-1867219
Entity Address, Address Line One		6065 Parkland Boulevard,
Entity Address, City or Town		Cleveland,
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		44124
City Area Code	440
Local Phone Number	947-2000
Title of 12(b) Security		Common Stock, Par Value $1.00 Per Share
Trading Symbol		PKOH
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key	0000076282
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	May 27, 2021
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false